Changes in Accounting policies and Disclosures	12 Months Ended
Dec. 31, 2018
Changes in Accounting policies and Disclosures
Changes in Accounting policies and Disclosures

4.    Changes in Accounting policies and Disclosures:

The accounting policies adopted in the preparation of these Consolidated Financial Statements are consistent with those used in the preparation of the Bank's consolidated annual financial statements for the year ended December 31, 2017, except for the adoption of new regulations in effect as of January 1, 2018 as described below.

The Bank adopted, IFRS 15 “Revenue from contracts with customers”, there being no equity effects resulting from its application, therefore, the information disclosed as of December 31, 2017 it has not been restated in these financial statements.

As of the year ended December 31, 2018, the bonus that the Bank negotiated with its employees in collective bargaining process carried out in 2018 was recorded in the "Other assets" account of the line item "Expenses paid in advance" and is amortized with a charge to profit or loss within the term of the collective bargaining agreement and according to the employees permanence at the date of issuance of the financial statements. Before the change, the payment of this benefit directly affected the result for the year. This modification was made because the Bank observed that this disbursement complies with the definition to be considered a right that has the potential to produce economic benefits under the Conceptual Framework (modified) of the IFRS.

The Bank adopted, IFRS 9 “Financial Instruments”, which replaced the guidance in IAS 39. IFRS 9 combines all three aspects of the accounting for financial instruments: (i) the classification and measurement of financial assets and financial liabilities, (ii) the impairment of financial assets, and (iii) general hedge accounting. In addition, amendments were made to IFRS 7 Financial Instruments: Disclosures, which have been adopted at the same time as IFRS 9.

The equity effects as a result of the application of IFRS 9 are attributable to the calculation of allowance for credit losses under the new impairment requirements. There were also differences in the classification of financial assets when compared to the classification under IAS 39 with no significant equity effects. (See Note No. 5 Transition disclosures).

During the year ended December 31, 2018, there have been no others accounting changes that may significantly affect these Consolidated Financial Statements.